Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net Income	$ 18,553	$ 7,539	$ 4,184
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	18,395	18,143	18,377
Undistributed earnings from investments in equity affiliates	(324)	(615)	(623)
Provision for uncollectible accounts	954	1,117	1,136
Deferred income tax expense	6,242	1,747	2,929
Net (gain) loss from sale of investments, net of impairments	(492)	(19)	(89)
Impairment of intangible assets	0	0	2,910
Actuarial (gain) loss on pension and postretirement benefits	(7,584)	9,994	6,280
Changes in operating assets and liabilities:
Accounts receivable	(1,329)	(1,365)	(1,164)
Other current assets	412	1,017	(397)
Accounts payable and accrued liabilities	(152)	1,798	(341)
Retirement benefit funding	(209)	0	(1,000)
Other - net	330	(180)	2,541
Total adjustments	16,243	31,637	30,559
Net Cash Provided by Operating Activities	34,796	39,176	34,743
Investing Activities
Capital expenditures	(20,944)	(19,465)	(20,110)
Interest during construction	(284)	(263)	(162)
Acquisitions, net of cash acquired	(4,113)	(828)	(2,368)
Dispositions	1,923	812	1,301
Sales (purchases) of securities, net	0	65	62
Return of advances to and investments in equity affiliates	301	0	0
Other	(7)	(1)	27
Net Cash Used in Investing Activities	(23,124)	(19,680)	(21,250)
Financing Activities
Net change in short-term borrowings with original maturities of three months or less	20	1	(1,625)
Issuance of other short-term borrowings	1,476	0	0
Repayment of short-term bank borrowings	(1,476)	0	(28)
Issuance of long-term debt	12,040	13,486	7,936
Repayment of long-term debt	(7,698)	(8,733)	(7,574)
Issuance of other long-term financing obligations	4,796	0	0
Purchase of treasury stock	(13,028)	(12,752)	0
Issuance of treasury stock	114	477	237
Dividends paid	(9,696)	(10,241)	(10,172)
Other	251	89	(423)
Net Cash Used in Financing Activities	(13,201)	(17,673)	(11,649)
Net increase (decrease) in cash and cash equivalents	(1,529)	1,823	1,844
Cash and cash equivalents beginning of year	4,868	3,045	1,201
Cash and Cash Equivalents End of Year	$ 3,339	$ 4,868	$ 3,045